Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $

Recurring:
Cash and cash equivalents and restricted cash	Level 1		642,166	642,166	589,261	589,261
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2		165,687	165,687	159,603	159,603
Interest rate swap agreements – liabilities	Level 2		(304,220)	(304,220)	(304,066)	(304,066)
Cross currency swap agreement	Level 2		(2,623)	(2,623)	—	—
Other derivative	Level 3		1,100	1,100	(600)	(600)
Other:
Advances to joint venture partner (note 8)		(1)	14,004	(1)	10,200	(1)
Long-term debt – public (note 10)	Level 1		(125,791)	(129,439)	—	—
Long-term debt – non-public (note 10)	Level 2		(1,287,562)	(1,170,788)	(1,315,231)	(1,191,117)

(1)	The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Changes in Fair Value of Assets (Liabilities) Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the years ended December 31, 2012 and 2011 for the Partnership’s other derivative liability, the Toledo Spirit time-charter derivative, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2012	2011
	$	$

Fair value at beginning of period	(600)	(10,000)
Realized and unrealized gains included in earnings	2,607	9,307
Settlements	(907)	93

Fair value at end of period	1,100	(600)

Summary of Partnership's Loan Receivables and Other Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2012 $	December 31, 2011 $
Direct financing leases	Payment activity	Performing	403,386	409,541
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	1,704	786
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	—	830
Advances to joint venture partner (note 8)	Other internal metrics	Performing	14,004	10,200

			419,094	421,357